STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Jan. 08, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan, shares of common stock reserved for issuance			472,132					472,132		472,132
Restricted stock granted	1,347		0		134,895	134,895
Vesting period			5 years			5 years
Options granted	10,000		20,000		300,000	290,000
Stock based compensation expense	$ 48,000	$ 42,000	$ 145,000	$ 106,000		$ 191,000	$ 159,000
Town Square Financial [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			20,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan, shares of common stock reserved for issuance			134,895					134,895		134,895
Unrecognized stock-based compensation expense	1,751,000		1,445,000	1,832,000	1,751,000	1,832,000		1,445,000	1,832,000
Unrecognized compensation cost, period for recognition	58 months					58 months
Stock based compensation expense	100,000		305,000	84,000		185,000		102,000	84,000
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, period for recognition			4 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, period for recognition			4 years 6 months
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan, shares of common stock reserved for issuance			337,237					337,237		337,237
Unrecognized stock-based compensation expense	535,000		434,000	537,000	535,000	537,000		434,000	537,000
Unrecognized compensation cost, period for recognition	57 months					57 months
Stock based compensation expense	$ 31,000		$ 94,000	$ 43,000		$ 43,000		$ 32,000	$ 30,000
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, period for recognition			4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, period for recognition			5 years